SUBSEQUENT EVENTS (Details Textual) - shares	Jun. 30, 2015	Feb. 09, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized		500,000,000